INTANGIBLE ASSETS, NET (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,291,343	¥ 202,482,650	¥ 319,921,393
Less: accumulated amortization	(1,102,370)	(172,851,635)	(280,671,315)
Intangible assets, net	188,973	29,631,015	39,250,078
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	1,260,919	197,712,150	311,196,348
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	30,424	4,770,500	4,770,500
Customer-Related Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal			¥ 3,954,545